AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 5, 2016

Securities Act Registration No. 333-12745
Investment Company Act Reg. No. 811-07831

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	33	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	35	[	X	]

(Check appropriate box or boxes.)

FMI FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin	53202
(Address of Principal Executive Offices)	(Zip Code)

(414) 226-4555 (Registrant’s Telephone Number, including Area Code)

Ted. D. Kellner	Copy to:
Fiduciary Management, Inc.	Peter Fetzer
100 East Wisconsin Avenue, Suite 2200	Foley & Lardner LLP
Milwaukee, WI 53202	777 East Wisconsin Avenue
(Name and Address of Agent for Service)	Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 33 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 32 on Form N-1A filed January 29, 2016.  This PEA No. 33 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 32 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 3rd day of February, 2016.

FMI FUNDS, INC.
(Registrant)

By: /s/ Ted D. Kellner
Ted D. Kellner, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Ted D. Kellner	President, Treasurer and Director	February 3, 2016
Ted D. Kellner

/s/ Barry K. Allen	Director	February 3, 2016
Barry K. Allen

/s/ Robert C. Arzbaecher	Director	February 3, 2016
Robert C. Arzbaecher

/s/ John S. Brandser	Vice President, Secretary and Director	February 3, 2016
John S. Brandser

/s/ Patrick J. English	Vice President and Director	February 5, 2016
Patrick J. English

/s/ Gordon H. Gunnlaugsson	Director	February 3, 2016
Gordon H. Gunnlaugsson

/s/ Paul S. Shain	Director	February 3, 2016
Paul S. Shain

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INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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